Consolidated Statements of Income and Other Comprehensive Income (Parentheticals) - ₪ / shares	Feb. 19, 2026	Dec. 31, 2025	Aug. 21, 2025
Profit or loss [abstract]
Par value per share	₪ 0.1	₪ 0.1	₪ 0.1